Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 180,824
Contractual cash flows	193,177
Contractual obligation, due less than 1 year	127,257
Contractual obligation, due 1-3 years	36,166
Contractual obligation, due 4-5 years	15,846
Contractual obligation, due after 5 years	13,908
Term loan facilities
Other Commitments [Line Items]
Carrying amount	41,934
Contractual cash flows	48,260
Contractual obligation, due less than 1 year	14,235
Contractual obligation, due 1-3 years	25,942
Contractual obligation, due 4-5 years	8,083
Contractual obligation, due after 5 years	0
Other bank financing (note 15(b))
Other Commitments [Line Items]
Carrying amount	512
Contractual cash flows	518
Contractual obligation, due less than 1 year	0
Contractual obligation, due 1-3 years	262
Contractual obligation, due 4-5 years	256
Contractual obligation, due after 5 years	0
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	1,416
Contractual cash flows	1,441
Contractual obligation, due less than 1 year	516
Contractual obligation, due 1-3 years	744
Contractual obligation, due 4-5 years	181
Contractual obligation, due after 5 years	0
Long-term royalty payable
Other Commitments [Line Items]
Carrying amount	5,538
Contractual cash flows	7,920
Contractual obligation, due less than 1 year	1,162
Contractual obligation, due 1-3 years	3,907
Contractual obligation, due 4-5 years	2,851
Contractual obligation, due after 5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	23,459
Contractual cash flows	27,073
Contractual obligation, due less than 1 year	3,379
Contractual obligation, due 1-3 years	5,311
Contractual obligation, due 4-5 years	4,475
Contractual obligation, due after 5 years	13,908
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	98,863
Contractual cash flows	98,863
Contractual obligation, due less than 1 year	98,863
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Short-term debt (note 14)
Other Commitments [Line Items]
Carrying amount	9,102
Contractual cash flows	9,102
Contractual obligation, due less than 1 year	9,102
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0